Consolidated Statements of Financial Position R$ in Thousands, $ in Thousands	Jun. 30, 2023 BRL (R$)	Jun. 30, 2022 BRL (R$)
Current assets
Cash and cash equivalents	R$ 383,837	R$ 435,493
Marketable securities	28,205	94,870
Derivative financial instruments	76,815	61,013
Accounts receivable and others	430,035	442,313
Inventories	213,684	289,899
Biological assets	216,924	264,976
Total current assets	1,349,500	1,588,564
Noncurrent assets
Biological assets	37,305	57,906
Restricted marketable securities	21,580	19,580
Derivative financial instruments	7,032	2,744
Accounts receivable and others	486,802	411,351
Deferred taxes	30,140	4,360
Investment properties	1,252,712	1,004,380
Transactions with related parties	2,157	1,839
Investments	2,591	7,642
Property, plant and equipment	155,108	128,131
Intangible assets	1,917	812
Right-of-use assets	161,231	117,954
Total noncurrent assets	2,158,575	1,756,699
Total assets	3,508,075	3,345,263
Current liabilities
Trade accounts payable and others	176,115	253,440
Loans, financing and debentures	198,213	123,411
Salaries and payroll obligations	23,405	25,652
Derivative financial instruments	22,006	34,064
Other liabilities	156,666	28,846
Leases payable	55,502	18,581
Total current liabilities	631,907	483,994
Noncurrent liabilities
Trade accounts payable and others	31,424	23,833
Loans, financing and debentures	356,425	329,630
Deferred taxes	20,654	34,925
Leases payable	261,831	230,570
Derivative financial instruments	831	5,272
Provision for legal claims	1,292	1,117
Transactions with related parties	6,569	7,472
Other liabilities		12,402
Total noncurrent liabilities	679,026	645,221
Total liabilities	1,310,933	1,129,215
Equity
Capital	1,587,985	1,587,985
Share issue costs	(11,343)	(11,343)
Capital reserve	(13,423)	(21,348)
Treasury shares	(50,807)	(49,761)
Income reserves	364,888	416,352
Additional dividends proposed	256,223	196,476
Other comprehensive income	63,619	97,687
Total equity	2,197,142	2,216,048
Total liabilities and equity	R$ 3,508,075	R$ 3,345,263